Equity Investments in Unconsolidated Subsidiaries - Results of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Schedule of Equity Method Investments [Line Items]
NGHC's 50% ownership interest	$ (1,611)	$ (128)	$ (3,098)	$ (452)
VIE, Not primary beneficiary | LSC Entities
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	(2,453)	1,306	(2,727)	3,001
Total expenses	456	1,233	2,452	2,921
Net income (loss)	(2,909)	73	(5,179)	80
NGHC's 50% ownership interest	(1,455)	37	(2,590)	(752)
VIE, Not primary beneficiary | Tiger
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	(4,524)	(3,408)	(13,036)	1,790
Total expenses	240	856	1,036	2,056
Net income (loss)	(4,764)	(4,264)	(14,072)	(266)
NGHC's 50% ownership interest	(2,382)	(2,132)	(7,036)	(133)
VIE, Not primary beneficiary | AMT Alpha
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	326	(1,013)	183	(4,874)
Total expenses	9	(20)	20	4
Net income (loss)	317	(993)	163	(4,878)
NGHC's 50% ownership interest	158	(496)	81	(2,439)
VIE, Not primary beneficiary | AMTCH
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	1,255	5,727	(4,809)	6,085
Total expenses	111	397	535	861
Net income (loss)	1,144	5,330	(5,344)	5,224
NGHC's 50% ownership interest	572	2,665	(2,672)	1,820
VIE, Not primary beneficiary | AMTCH II
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	490		14,935
Total expenses	96		861
Net income (loss)	394		14,074
NGHC's 50% ownership interest	197		7,037
VIE, Not primary beneficiary | East Ninth & Superior
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	1,297	1,270	3,715	3,645
Total expenses	1,609	1,601	4,731	4,101
Net income (loss)	(312)	(331)	(1,016)	(456)
NGHC's 50% ownership interest	(156)	(165)	(508)	(228)
VIE, Not primary beneficiary | 800 Superior, LLC
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	1,297	1,270	3,715	3,645
Total expenses	1,663	1,435	4,867	4,230
Net income (loss)	(366)	(165)	(1,152)	(585)
NGHC's 50% ownership interest	(183)	(82)	(576)	(292)
VIE, Not primary beneficiary | East Ninth & Superior, LLC
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	0	0	0	0
Total expenses	(54)	166	(136)	(129)
Net income (loss)	54	(166)	136	129
NGHC's 50% ownership interest	$ 27	$ (83)	$ 68	$ 64